BUSINESS COMBINATION (Allocation of Consideration Based on Fair Value, NationSky, FL Mobile and Red) (Details) - USD ($) $ in Thousands	Nov. 30, 2012	May. 11, 2012	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Goodwill			$ 319,280	$ 320,424	$ 76,020
NationSky [Member]
Business Acquisition [Line Items]
Cash consideration		$ 3,157
Shares consideration		4,196
Total		7,353
Cash		3,892
Other tangible assets		4,482
Identifiable intangible assets acquired		5,058
Liability assumed		(3,367)
Goodwill		2,083
Fair value of non-controlling interest		(4,795)
Total		$ 7,353
FL Mobile and Red [Member]
Business Acquisition [Line Items]
Fair value of previously held 26.4% equity interests	$ 5,568
Shares consideration	16,421
Total	21,989
Cash	490
Other tangible assets	4,167
Identifiable intangible assets acquired	4,977
Liability assumed	(3,493)
Goodwill	15,848
Total	$ 21,989